WARRANTS (Details) (Warrant [Member], USD $)	6 Months Ended
Jun. 30, 2013
Market price per share (USD/share)	$ 2.10
Dividend yield	0.00%
Expected volatility	189.00%
Minimum [Member]
Exercise price (USD/share)	$ 4.00
Risk free rate	0.36%
Expected term/Contractual life (years)	1 year 9 months 22 days
Maximum [Member]
Exercise price (USD/share)	$ 10.00
Risk free rate	0.66%
Expected term/Contractual life (years)	3 years 6 months 11 days
Weighted Average [Member]
Exercise price (USD/share)	$ 9.60
Risk free rate	0.36%
Expected term/Contractual life (years)	1 year 9 months 22 days